Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 01, 2024
Entity Registrant Name	dei_EntityRegistrantName	FIDELITY PURITAN TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000081205
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2024
Fidelity® Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Fidelity® Balanced Fund seeks both income and capital growth.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Fidelity® Balanced Fund | Fidelity Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%	[1],[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	151
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	263
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 591

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.12% was previously charged under the services agreements.